Disposal of subsidiary - Schedule of results of subsidiary disposed (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Disposal Of Major Subsidiary [Line Items]
Revenue	₽ 7,788,741	₽ 6,117,773	[1]	₽ 4,732,539	[2]
Operating costs and expenses (exclusive of depreciation and amortization)	4,300,263	3,432,860		2,788,576
Depreciation and amortization	(683,317)	(586,131)	[1]	(560,961)	[2]
Operating (loss)/income	2,805,161	2,098,782	[1]	1,383,002	[2]
Net finance costs	(603,280)	(644,326)	[1]	(706,036)	[2]
Net foreign exchange gain	(46,508)	(8,742)	[1]	96,300	[2]
(Loss)/profit before income tax	2,225,448	1,542,447	[1]	1,283,305	[2]
Net (loss)/income for the year	1,581,026	1,032,845	[1]	462,802	[2]
Attributable to:
Owners of the Company	1,448,018	949,307	[1]	400,189	[2]
Non-controlling interest	₽ 133,008	83,538	[1]	62,613	[2]
Disposal of major subsidiary [member]
Disclosure Of Disposal Of Major Subsidiary [Line Items]
Revenue		16,484		39,395
Operating costs and expenses (exclusive of depreciation and amortization)		(23,770)		(38,092)
Depreciation and amortization		(101)		(245)
Operating (loss)/income		(7,387)		1,058
Net foreign exchange gain		231		670
(Loss)/profit before income tax		(7,156)		1,728
Income tax recovery/(expense)		670		(345)
Net (loss)/income for the year		(6,486)		1,383
Attributable to:
Owners of the Company		(3,308)		706
Non-controlling interest		₽ (3,178)		678
Disposal of major subsidiary [member] | CV Keskus OU [Member]
Disclosure Of Disposal Of Major Subsidiary [Line Items]
Revenue				54,191
Depreciation and amortization				(38,307)
Operating (loss)/income				15,884
Net finance costs				(2)
(Loss)/profit before income tax				15,882
Net (loss)/income for the year				₽ 15,882

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.